SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SEGMENTED INFORMATION
Metal sales	$ 5,148.8	$ 4,239.7
Percentage of total metal sales	69.10%	62.40%
Customers exceeding 10% of annual metal sales
SEGMENTED INFORMATION
Metal sales	$ 3,558.0	$ 2,643.9
Customer 1
SEGMENTED INFORMATION
Metal sales	664.8	594.8
Customer 2
SEGMENTED INFORMATION
Metal sales	614.8	593.9
Customer 3
SEGMENTED INFORMATION
Metal sales	588.1	545.2
Customer 4
SEGMENTED INFORMATION
Metal sales	575.2	457.0
Customer 5
SEGMENTED INFORMATION
Metal sales	564.6	453.0
Customer 6
SEGMENTED INFORMATION
Metal sales	550.5
Tasiast | Operating segments
SEGMENTED INFORMATION
Metal sales	1,456.5	1,200.8
Tasiast | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales		353.9
Tasiast | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	403.6	155.2
Tasiast | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	350.5	203.1
Tasiast | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	288.5
Tasiast | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales		249.5
Tasiast | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	313.2
Paracatu | Operating segments
SEGMENTED INFORMATION
Metal sales	1,258.9	1,149.6
Paracatu | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	244.7	85.9
Paracatu | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	57.0	163.2
Paracatu | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	56.2	96.6
Paracatu | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	78.7	134.5
Paracatu | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	233.5	77.4
Paracatu | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	113.3
La Coipa | Operating segments
SEGMENTED INFORMATION
Metal sales	573.3	522.6
La Coipa | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	126.6	24.8
La Coipa | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	17.3	27.7
La Coipa | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	50.2	100.9
La Coipa | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	48.7	132.0
La Coipa | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	64.0	12.1
La Coipa | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	23.7
Fort Knox | Operating segments
SEGMENTED INFORMATION
Metal sales	912.5	557.9
Fort Knox | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	143.4	43.7
Fort Knox | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	19.8	100.3
Fort Knox | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	62.7	66.9
Fort Knox | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	71.8	64.2
Fort Knox | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	109.2	39.5
Fort Knox | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	53.9
Round Mountain | Operating segments
SEGMENTED INFORMATION
Metal sales	506.8	454.4
Round Mountain | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	73.0	46.8
Round Mountain | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	60.1	66.8
Round Mountain | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	30.7	37.3
Round Mountain | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	70.7	65.8
Round Mountain | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	92.5	60.3
Round Mountain | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	23.8
Bald Mountain | Operating segments
SEGMENTED INFORMATION
Metal sales	438.2	349.6
Bald Mountain | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	76.3	38.6
Bald Mountain | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	56.7	80.2
Bald Mountain | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	37.8	39.3
Bald Mountain | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	16.8	60.2
Bald Mountain | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	65.4	14.2
Bald Mountain | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	22.2
Corporate and other
SEGMENTED INFORMATION
Metal sales	2.6	4.8
Corporate and other | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	0.8	1.1
Corporate and other | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	0.3	0.5
Corporate and other | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales		1.1
Corporate and other | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales		$ 0.3
Corporate and other | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	$ 0.4